COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Rental expense	$ 615	$ 527	$ 342
Operating leases, future minimum lease payments due	269	285
Operating leases, future minimum lease payments due in next fiscal year	202	258
Operating leases, future minimum lease payments due in second fiscal year	67	27
Capital commitments for purchase of PP&E	$ 35	$ 99